FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Currency and Interest Risk (Details) € in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents				R$ 5,762,081				R$ 3,393,377	R$ 3,381,328	R$ 4,050,338
Currency Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net balance of these rights and obligations receivable	$ 3,845	£ 66	€ 14,508		$ 72,530	£ 110	€ 974
CDI | Interest Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents				R$ 5,570,106				R$ 3,143,209